Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of changes in equity [abstract]
Dividends declared per share	¥ 70	¥ 60	¥ 50